RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related parties transactions [Abstract]
Disclosure of detailed information about transactions between related parties [Text Block]
(i)	Joint ventures

	2021	2020	2019
	US$’000	US$’000	US$’000

Interest income	-	157	983
Technical management fee income	-	354	1,625
Agency fees from joint ventures	3	83	573
Charter hire and other related revenue	-	679	5,345
Charter hire and other related expenses	-	(6,025)	(44,206)
Payments on behalf of a joint venture	-	(7,987)	(2,199)
Repayment of preference shares by a joint venture	-	2,569	-
Settlement of interest bearing loan	-	5,382	-
Purchase of ships from a joint venture	-	-	54,000
Dividend income	-	536	5,000
Management fee income	-	-	86

(ii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2021	2020	2019
	US$’000	US$’000	US$’000

Short-term benefits	9,200	4,073	4,166
Share-based payments (1)	1,479	769	-
	10,679	4,842	4,166

(1)
Represents vesting of ordinary shares in terms of the Forfeitable Share Plan.